Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8048

1933 Act Rule 485(a)(2)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

August 28, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment No. 125/Amendment No. 126 to the Registration Statement on Form N-1A of the Trust as it relates to UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Large Cap Equity Fund (to be renamed UBS U.S. Sustainable Equity Fund), UBS Municipal Bond Fund, and UBS Total Return Bond Fund (the “Amendment”).

The Amendment is being submitted to reflect the following changes to the UBS U.S. Large Cap Equity Fund (the “Fund”): (1) to change the name of the Fund to the “UBS U.S. Sustainable Equity Fund;” (2) to revise the 80% policy of the Fund from investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US large capitalization companies to investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US companies; and (3) to revise certain of the Fund’s investment strategies in connection with the above-referenced changes.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Philadelphia | Washington | New York | Chicago

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jamie M. Gershkow at (215) 564-8543.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

Enclosures